Financial Liabilities	12 Months Ended
Dec. 31, 2021
Financial Liabilities
Financial Liabilities

(21)    Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost, except for the financial derivatives that are valued at fair value. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2021 and 2020 are as follows:

	Thousands of Euros
Financial liabilities	31/12/2021	31/12/2020
Non-current bonds (a)	2,577,465	2,675,000
Senior secured debt (b)	3,296,025	3,335,415
Other loans (b)	480,836	183,771
Other non-current financial liabilities (d)	838,826	10,272
Non-current lease liabilities (note 9)	825,157	690,857
Loan transaction costs	(249,359)	(293,215)
Total non-current financial liabilities	7,768,950	6,602,100
Current bonds (a)	2,270,474	125,843
Senior secured debt (b)	—	34,035
Other loans (b)	165,139	170,730
Other current financial liabilities (d)	43,234	105,041
Current financial derivatives (note 30)	875	—
Current lease liabilities (note 9)	48,567	42,642
Loan transaction costs	(89,998)	(53,679)
Total current financial liabilities	2,438,291	424,612

On 5 October 2021, Grifols completed the issuance of two Senior Notes for amounts of Euros 1,400 million and US Dollars 705 million, both maturing in 2028.

On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in November 2025.

On 15 November 2019 the Group concluded the refinancing process of its senior secured debt for Euros 5,800 million. The new financing included a Term Loan B for US Dollars 2,500 million and Euros 1,360 million, both aimed at institutional investors; the issue of two bonds for Euros 1,675 million (Senior Secured Notes); and the extension of a multi-currency revolving credit facility up to US Dollars 500 million.

Grifols calculated the impact of the IFRS 9 in the new financing process concluding that it did not result in a derecognition of the liability as it has not passed the 10% quantitative test. According to the IASB’s interpretation, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Following the standard, the Group recognized income of Euros 97,850 thousand in the 2019 statement of profit and loss (see note 27).

In September 2018, Grifols obtained a new non-current loan from the European Investment Bank totaling Euros 85,000 thousand that will be used by Grifols to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. On 5 December 2017 and 28 October 2015, the Group arranged loans with the same entity and with the same conditions for amounts of Euros 85,000 thousand and Euros 100,000 thousand, respectively. At 31 December 2021, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 180,625 thousand (Euros 212,500 thousand at 31 December 2020).

(a)	Senior Notes

On 5 October 2021, Grifols Escrow Issuer, S.A. closed the issuance of a senior unsecured corporate bond (Senior Unsecured Notes) in two tranches for amounts of Euros 1,400 million and US Dollars 705 million. Both tranches mature in 2028 and will accrue an annual coupon of 3.875% and 4.750%, respectively.

The proceeds from the bonds will be used to finance the Euros 1.100 million acquisition of the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, which holds 89.88% of the ordinary shares of Biotest AG and 1.08% of the preferred shares.

In addition, the proceeds will also be used to finance the voluntary public offering for the remaining ordinary and preferred shares of Biotest AG.

The funds have been transferred directly to an escrow account and access to them is restricted pending completion of the transaction and other contractual milestones (see note 3 and 15).

In the event that the transaction is not carried out, the Group is willing to redeem the bonds immediately. Therefore, the liability was classified according to the earliest period in which the Group may be required to repay it.

On 15 November 2019, as part of its refinancing process, Grifols, S.A. issued Euros 1,675 million of Senior Secured Notes segmented in two notes of Euros 770 million and Euros 905 million. These notes will mature in 2027 and 2025 and will bear annual interest at a rate of 2.25% and 1.625%, respectively. On 15 November 2019 the notes were admitted to listing on the Irish Stock Exchange.

On 18 April 2017, Grifols, S.A., issued Euros 1,000 million of Senior Unsecured Notes that will mature in 2025 and will bear annual interest at a rate of 3.20%. On 2 May 2017 the Notes were admitted to listing on the Irish Stock Exchange.

Details of movement in the Senior Notes at 31 December 2021 are as follows:

	Thousands of Euros
	Opening			Opening
	outstanding balance		Exchange	outstanding balance
	01/01/21	Issue	differences	31/12/21
Senior unsecured notes (nominal value) 2017	1,000,000	—	—	1,000,000
Senior secured notes (nominal value) 2019	1,675,000	—	—	1,675,000
Senior unsecured notes (nominal value) Euros 2021	—	1,400,000	—	1,400,000
Senior unsecured notes (nominal value) US Dollars 2021	—	598,970	23,492	622,462
Total	2,675,000	1,998,970	23,492	4,697,462

On 2 December 2021, Grifols, S.A. announced a repurchase offer for the same price plus unpaid accrued interests of the mentioned bonds, up to the equivalent in Euros of US Dollars 110,317 thousand. In January 2022, the agreement with the bondholders was closed, therefore, the amount is presented in the short term at 31 December 2021.

There was no movement regarding Senior Notes in 2020.

At 31 December 2021 and 2020 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

31/12/2020
					Promissory	Buy backs or	Interest
			Nominal amount		notes subscribed	redemptions	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	04/05/20	04/05/21	3,000	3.00%	116,352	(3,612)	(1,118)

31/12/2021
					Promissory	Buy backs or	Interest
			Nominal amount		notes subscribed	redemptions	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	04/05/21	04/05/22	3,000	2.50%	119,325	(1,740)	(975)

(b)	Loans and borrowings

Details of loans and borrowings at 31 December 2021 and 2020 are as follows:

					Thousands of Euros
					31/12/2021		31/12/2020
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,258,554	1,360,000	1,332,800
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,227,171	2,037,471	2,227,171	2,002,615
Total senior debt					3,587,171	3,296,025	3,587,171	3,335,415

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	31,875	100,000	42,500
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	53,125	85,000	63,750
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	63,750	85,000	74,375
Total EIB Loan					270,000	148,750	270,000	180,625

Revolving Credit	USD	Libor + 1.5%	07/05/2020	15/11/2025	882,924	330,000	817,394	—
Total Revolving Credit					882,924	330,000	817,394	—

Other non-current loans	Euros	1.93%	25/03/2010	30/09/2024	10,000	2,086	10,000	3,146
Loan transaction costs					—	(197,703)	—	(223,944)
Non-current loans and borrowings					4,750,095	3,579,158	4,684,565	3,295,242

					Thousands of Euros
					31/12/2021		31/12/2020
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	—	(*)	13,600
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	—	(*)	20,435
Total senior debt					—	—	—	34,035

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	21,250	(*)	21,250
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - 2.50%			211,901	133,264	241,895	138,855
Loan transaction costs					—	(37,244)	—	(35,209)
Current loans and borrowings					211,901	127,895	241,895	169,556

(*) See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 7,682 thousand at 31 December 2021 (Euros 7,262 thousand at 31 December 2020).

On 15 November 2019 the Group refinanced its Senior Secured Debt with the existing lenders. The new senior debt consists of a Term Loan B  (“TLB”), which amount US Dollars 2,500 million and Euros 1,360 million with a 2.00%  margin pegged to Libor and a 2.25% margin pegged to Euribor respectively, maturity in 2027 and quasi-bullet repayment structure. The borrowers of the total senior debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

The present value discounted from cash flows under the new agreement, including any fees paid and discounted using the original effective interest rate differed by less than 10% of the present value discounted from cash flows remaining in the original debt, whereby it was considered that the debt instrument was not been substantially modified.

The costs of refinancing the senior debt amounted to Euros 84.4 million. Based on an analysis of the quantitative and qualitative factors, the Group concluded that the renegotiation of the terms of the senior debt did not imply a derecognition of the liability. According to the IASB’s interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Following the standard, the Group recognized an income of Euros 97,850 thousand in the statement of profit and loss for the year 2019 (see note 27).

The terms and conditions of the senior secured debt are as follows:

o	Tranche B: eight-year loan divided into two tranches: US Tranche B and Tranche B in Euros:
◾	Tranche B in US Dollars:

● Original principal amount of US Dollars 2,500 million.

● Applicable margin of 200 basis points (bp) pegged to US Libor.

● Quasi-bullet repayment structure.

● Maturity in 2027.

◾	Tranche B in Euros:

● Original principal amount of Euros 1,360 million.

● Applicable margin of 225 basis points (bp) pegged to Euribor.

● Quasi-bullet repayment structure.

● Maturity in 2027.

Details of Tranche B by maturity at 31 December 2021 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Amortization in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2023	US Dollars	6,015	5,310	Euros	3,269
2024	US Dollars	24,058	21,242	Euros	13,076
2025	US Dollars	24,058	21,242	Euros	13,076
2026	US Dollars	24,058	21,242	Euros	13,076
2027	US Dollars	2,235,700	1,973,954	Euros	1,216,058
Total	US Dollars	2,313,889	2,042,990	Euros	1,258,555

At 31 December 2021, the Group has redeemed in advance an amount of Euros 74,246 thousand from Tranche B in Euros and Euros 124,798 thousand from Tranche B in US Dollars, using part of the amount received from GIC (sovereign wealth fund in Singapore) (see note 2).

o	US Dollar 1,000 million senior revolving credit facility: On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in November 2025 and an applicable margin of 150 basis points (bp) pegged to US Libor. During fiscal year 2021, the Group has drawn down an amount of US Dollars 600 million, which has been repaid using the amount received from GIC (sovereign wealth fund in Singapore) (see note 2), and the amount of Euros 330 million that is still in the consolidated balance sheet at 31 December 2021.

The costs of refinancing the revolving credit facility in 2020 amounted to Euros 9.3 million

Both the Senior Term Loans and the Revolving Loans are secured by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A., which together with Grifols, S.A., represent, in the aggregate, at least 70% of the consolidated EBITDA  of the Group.

The Notes have been issued by Grifols S.A. and are guaranteed on a senior secured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Biomat USA, Inc., Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Talecris Plasma Resources, Inc.., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, Llc. and Grifols International, S.A.

(c)	Credit rating

In December 2021, Moody’s Investors Service confirmed the B1 corporate family rating (Ba3 in December 2020), Ba3 rating to the senior secured bank debt that was used to refinance the existing debt structure (Ba2 in December 2020). The outlook is stabilized as negative. The credit rating of the senior unsecured notes is B3 (B2 in December 2020).

In September 2021, Standard & Poor’s has confirmed its BB- rating on Grifols (BB in December 2020) and has assigned BB ratings to Grifols’ senior secured debt that was used to refinance the existing debt structure (BB+ in December 2020). The outlook for the rating is downgraded to negative (stable in December 2020). The credit rating of the senior unsecured notes is B+ (B+ in December 2020).

In September 2021, Fitch Ratings has confirmed its corporate global BB- rating on Grifols and has assigned BB+ ratings to Grifols’ senior secured debt and B+ rating to Grifols’ senior unsecured notes. The outlook for the rating is stable.

(d)	Other financial liabilities

At 31 December 2021 other non-current financial liabilities include an amount of Euros 829,937 thousand (net of transaction costs) referring to the agreement with GIC (Sovereign Fund of Singapore). In November 2021 approval was received from the pertinent authorities to close this agreement, announced in June 2021, for an amount of US Dollars 990 million in exchange for 10 ordinary Class B shares in Biomat USA and nine ordinary Class B shares in a new sub-holding, Biomat Newco, created for this purpose.

The main terms and conditions of the agreement with GIC at 31 December 2021 were:

●	The distribution of annual preferential dividends to GIC equivalent to US Dollar 4,168 thousand per share, following majority approval of the Board of Directors of Biomat USA and Biomat Newco;
●	The redemption right with respect to Class B stock for US Dollars 52,105 thousand per share, is subject to unilateral approval of the Class B stockholders (with one share annually redeemable starting as of 31 December 2022);
●	From 1 December 2036, holders of Class B shares of Biomat USA will have the right to request Biomat USA to redeem up to the total of the Class B shares they hold at a value of US Dollars 52,105,263.16 per share. Class B shareholders of Biomat Newco will have the same right with respect to Biomat Newco.
●	In the event that the dividends or the annual redemption at Biomat USA or Biomat NewCo, where applicable, is not approved, is partially paid, or is otherwise not paid, GIC holds the right to obtain in exchange thereof an undetermined number of shares among the following alternatives (i) an additional number of shares in Biomat USA, in lieu of the non-payment occurred at Biomat USA, (ii) an additional number of shares in Biomat NewCo, in lieu of the non-payment occurred at Biomat NewCo; or (iii) a number of ADRs of Grifols, S.A. in lieu of either (i) or (ii).
●	Grifols holds the right to redeem all of the Class B stock from the fifth year onwards;
●	In the event of liquidation of Biomat USA and Biomat Newco, GIC shall have the right to the preferential liquidation of US Dollars 52,105 thousand per share, but shall not have any rights over the liquidation of net assets of these companies.

Grifols did not have the discretional right to avoid payment in cash and therefore, the instrument was recorded as a financial liability at 31 December 2021.

The Group does not lose control of Biomat USA and will continue overseeing all aspects of the Biomat Group’s administration and operations.At 31 December 2021 “Other financial liabilities” include interest-free loans extended by governmental institutions amounting to Euros 9,637 thousand (Euros 12,060 thousand at 31 December 2020). The portion of the loans considered a grant and still to be taken to profit and loss amounts to Euros 390 thousand (Euros 499 thousand at 31 December 2020) (see note 19).

At 31 December 2021 “Other current financial liabilities” include mainly the amount payable relating to the Gigagen, Inc. acquisition amounting to Euros 39,075 thousand (see note 3).

At 31 December 2020 “Other current financial liabilities” included mainly the amount payable relating to the Alkahest, Inc. acquisition amounting to Euros 100,492 thousand (see note 3).

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Maturity at:
Up to one year	43,234	105,041
Two years	88,144	3,945
Three years	88,947	1,976
Four years	89,027	1,580
Five years	88,871	1,141
Over five years	483,837	1,630
	882,060	115,313

(e)	Changes in liabilities derived from financing activities

	Thousands of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2019	1,102,978	5,165,765	12,885	95,217	6,376,845
New financing	1,778,218	(1,522,466)	—	12,249	268,001
Refunds	(100,215)	(145,261)	(73,785)	(8,152)	(327,413)
Interest accrued	37,095	171,535	34,558	1,166	244,354
Other movements (note 2)	(108,874)	24,121	761,682	—	676,929
Interest paid/received	(32,000)	(204,179)	—	—	(236,179)
Business combinations (note 3)	—	10,233	—	—	10,233
Foreign exchange differences	—	187,991	5,350	1,269	194,610
Balance at 31 December 2019	2,677,202	3,687,739	740,690	101,749	7,207,380
New financing	116,352	—	—	—	116,352
Refunds	(105,564)	(66,047)	(79,037)	(22,681)	(273,329)
Interest accrued	81,880	124,840	35,084	2,073	243,877
Other movements	—	(10,468)	88,867	4,837	83,236
Interest paid/received	(60,355)	(95,433)	—	—	(155,788)
Business combinations (note 3)	—	—	—	34,778	34,778
Foreign exchange differences	—	(172,246)	(52,105)	(5,443)	(229,794)
Balance at December 31, 2020	2,709,515	3,468,385	733,499	115,313	7,026,712
New financing	2,126,979	329,555	—	829,937	3,286,471
Refunds	(114,480)	(266,659)	(82,692)	(3,507)	(467,338)
Interest accrued	100,948	130,327	35,786	2,165	269,226
Other movements	(33,920)	5,445	135,697	729	107,951
Interest paid/received	(64,031)	(91,089)	—	—	(155,120)
Business combinations (note 3)	—	—	—	(64,749)	(64,749)
Foreign exchange differences	18,523	131,084	51,434	3,047	204,088
Balance at 31 December 2021	4,743,534	3,707,048	873,724	882,935	10,207,241